Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Non-current
Payable from acquisition of property, plant and equipment	$ 0	$ 521
Other payables	211	306
Trade and other payables, current	211	827	[1]	$ 1,427
Current
Trade payables	94,483	82,824
Advances from customers	3,813	6,722
Amounts due to related parties (Note 31)	354	628
Taxes payable	6,457	6,462
Other payables	1,119	1,787
Trade and other payables, current	106,226	98,423	[1]	$ 92,158
Trade and other payables	$ 106,437	$ 99,250

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.